Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Baird Funds, Inc.
Entity Central Index Key	0001282693
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BUBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BUBSX	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Ultra Short Bond Fund (BUBSX) posted a net total return of 4.53% in 2025,  and the Fund’s benchmark, the  Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 4.46%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS and asset-backed securities

Detractors from Performance
•	No meaningful detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BUBSX	4.53	3.19	2.44
Bloomberg Short-Term U.S. Government/Corporate Index	4.46	3.12	2.34
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 9,306,772,035
Holdings Count | $ / shares	362
Advisory Fees Paid, Amount	$ 8,808,986
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,306,772,035	Average Effective Duration	0.50 years
Number of Holdings	362	Average Effective Maturity	0.52 years
Net Advisory Fee Paid	$8,808,986	SEC 30-Day Yield	3.72%
Portfolio Turnover Rate	88%	SEC 30-Day Unsubsidized Yield	3.57%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	51.4%
U.S. Treasury Securities	27.4%
Asset-Backed Securities	10.6%
Non-Agency CMBS	7.0%
Money Market Funds	2.1%
Commercial Paper	0.7%
Non-Agency RMBS	0.4%
Municipal Bonds	0.4%

Credit Rating Breakdown*
U.S. Treasury	27.5%
U.S. Agency	0.0%
AAA	19.1%
AA	1.4%
A	15.6%
BBB	36.2%
Below BBB	0.0%
Not Rated	0.2%
[1]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BUBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BUBIX	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most  maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Ultra Short Bond Fund (BUBIX) posted a net total return of 4.81% in 2025,  and the Fund’s benchmark, the  Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 4.46%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS and asset-backed securities

Detractors from Performance
•	No meaningful detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BUBIX	4.81	3.44	2.67
Bloomberg Short-Term U.S. Government/Corporate Index	4.46	3.12	2.34
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 9,306,772,035
Holdings Count | $ / shares	362
Advisory Fees Paid, Amount	$ 8,808,986
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,306,772,035	Average Effective Duration	0.50 years
Number of Holdings	362	Average Effective Maturity	0.52 years
Net Advisory Fee Paid	$8,808,986	SEC 30-Day Yield	3.97%
Portfolio Turnover Rate	88%	SEC 30-Day Unsubsidized Yield	3.82%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	51.4%
U.S. Treasury Securities	27.4%
Asset-Backed Securities	10.6%
Non-Agency CMBS	7.0%
Money Market Funds	2.1%
Commercial Paper	0.7%
Non-Agency RMBS	0.4%
Municipal Bonds	0.4%

Credit Rating Breakdown*
U.S. Treasury	27.5%
U.S. Agency	0.0%
AAA	19.1%
AA	1.4%
A	15.6%
BBB	36.2%
Below BBB	0.0%
Not Rated	0.2%
[2]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSBSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Short-Term Bond Fund (BSBSX) posted a net total return of 5.41% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 5.35%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, asset-backed securities, and non-agency RMBS

Detractors from Performance
•	No meaningful detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BSBSX	5.41	2.14	2.35
Bloomberg 1-3 Year U.S. Government/Credit Index	5.35	1.97	2.09
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 11,695,079,495
Holdings Count | $ / shares	472
Advisory Fees Paid, Amount	$ 28,095,925
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$11,695,079,495	Average Credit Quality	A+
Number of Holdings	472	Average Effective Duration	1.85 years
Net Advisory Fee Paid	$28,095,925	Average Effective Maturity	1.99 years
Portfolio Turnover Rate	119%	SEC 30-Day Yield	3.51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	50.0%
U.S. Treasury Securities	34.5%
Non-Agency CMBS	4.4%
Money Market Funds	3.7%
Asset-Backed Securities	3.4%
Non-Agency RMBS	2.9%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.7%
U.S. Agency	0.0%
AAA	11.4%
AA	3.7%
A	16.6%
BBB	32.0%
Below BBB	0.5%
Not Rated	0.1%
[3]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSBIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Short-Term Bond Fund (BSBIX) posted a net total return of 5.67% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 5.35%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, asset-backed securities, and non-agency RMBS

Detractors from Performance
•	No meaningful detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BSBIX	5.67	2.38	2.60
Bloomberg 1-3 Year U.S. Government/Credit Index	5.35	1.97	2.09
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 11,695,079,495
Holdings Count | $ / shares	472
Advisory Fees Paid, Amount	$ 28,095,925
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$11,695,079,495	Average Credit Quality	A+
Number of Holdings	472	Average Effective Duration	1.85 years
Net Advisory Fee Paid	$28,095,925	Average Effective Maturity	1.99 years
Portfolio Turnover Rate	119%	SEC 30-Day Yield	3.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	50.0%
U.S. Treasury Securities	34.5%
Non-Agency CMBS	4.4%
Money Market Funds	3.7%
Asset-Backed Securities	3.4%
Non-Agency RMBS	2.9%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.7%
U.S. Agency	0.0%
AAA	11.4%
AA	3.7%
A	16.6%
BBB	32.0%
Below BBB	0.5%
Not Rated	0.1%
[4]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BIMSX	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Intermediate Bond Fund (BIMSX) posted a net total return of 6.76% in 2025,  and the Fund’s benchmark, the  Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 6.97%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BIMSX	6.76	0.82	2.32
Bloomberg Intermediate U.S. Government/Credit Index	6.97	0.96	2.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 12,652,095,326
Holdings Count | $ / shares	817
Advisory Fees Paid, Amount	$ 28,638,642
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,652,095,326	Average Credit Quality	AA-
Number of Holdings	817	Average Effective Duration	3.74 years
Net Advisory Fee Paid	$28,638,642	Average Effective Maturity	4.30 years
Portfolio Turnover Rate	39%	SEC 30-Day Yield	3.59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
U.S. Treasury Securities	46.7%
Corporate Bonds	39.3%
Non-Agency RMBS	3.9%
Non-Agency CMBS	3.1%
Money Market Funds	3.0%
Asset-Backed Securities	2.1%
Municipal Bonds	1.5%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	47.5%
U.S. Agency	0.2%
AAA	10.8%
AA	3.9%
A	15.4%
BBB	22.1%
Below BBB	0.1%
Not Rated	0.0%
[5]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BIMIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Intermediate Bond Fund (BIMIX) posted a net total return of 7.01% in 2025,  and the Fund’s benchmark, the  Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 6.97%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BIMIX	7.01	1.07	2.57
Bloomberg Intermediate U.S. Government/Credit Index	6.97	0.96	2.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 12,652,095,326
Holdings Count | $ / shares	817
Advisory Fees Paid, Amount	$ 28,638,642
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,652,095,326	Average Credit Quality	AA-
Number of Holdings	817	Average Effective Duration	3.74 years
Net Advisory Fee Paid	$28,638,642	Average Effective Maturity	4.30 years
Portfolio Turnover Rate	39%	SEC 30-Day Yield	3.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
U.S. Treasury Securities	46.7%
Corporate Bonds	39.3%
Non-Agency RMBS	3.9%
Non-Agency CMBS	3.1%
Money Market Funds	3.0%
Asset-Backed Securities	2.1%
Municipal Bonds	1.5%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	47.5%
U.S. Agency	0.2%
AAA	10.8%
AA	3.9%
A	15.4%
BBB	22.1%
Below BBB	0.1%
Not Rated	0.0%
[6]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BAGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BAGSX	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Aggregate Bond Fund (BAGSX) posted a net total return of 7.10% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Aggregate Index,  had a total return of 7.30%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10 year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit
•	Securitized - Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BAGSX	7.10	-0.37	2.18
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 55,741,724,249
Holdings Count | $ / shares	1,966
Advisory Fees Paid, Amount	$ 134,389,982
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$55,741,724,249	Average Credit Quality	AA-
Number of Holdings	1,966	Average Effective Duration	5.98 years
Net Advisory Fee Paid	$134,389,982	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	34%	SEC 30-Day Yield	3.86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	36.7%
U.S. Treasury Securities	30.2%
Agency RMBS	18.7%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.1%
Money Market Funds	1.8%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	30.6%
U.S. Agency	19.7%
AAA	11.8%
AA	3.0%
A	13.7%
BBB	20.9%
Below BBB	0.3%
Not Rated	0.0%
[7]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BAGIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Aggregate Bond Fund (BAGIX) posted a net total return of 7.36% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Aggregate Index, had a total return of 7.30%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10 year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit
•	Securitized - Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BAGIX	7.36	-0.13	2.43
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 55,741,724,249
Holdings Count | $ / shares	1,966
Advisory Fees Paid, Amount	$ 134,389,982
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$55,741,724,249	Average Credit Quality	AA-
Number of Holdings	1,966	Average Effective Duration	5.98 years
Net Advisory Fee Paid	$134,389,982	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	34%	SEC 30-Day Yield	4.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	36.7%
U.S. Treasury Securities	30.2%
Agency RMBS	18.7%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.1%
Money Market Funds	1.8%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	30.6%
U.S. Agency	19.7%
AAA	11.8%
AA	3.0%
A	13.7%
BBB	20.9%
Below BBB	0.3%
Not Rated	0.0%
[8]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BCOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BCOSX	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Core Plus Bond Fund (BCOSX) posted a net total return of 7.22% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Universal Index, had a total return of 7.58%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10-year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit and underweight high yield (corporate credit and emerging markets)
•	Securitized - Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BCOSX	7.22	0.06	2.61
Bloomberg U.S. Universal Index	7.58	0.06	2.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 43,628,422,302
Holdings Count | $ / shares	2,027
Advisory Fees Paid, Amount	$ 98,032,250
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,628,422,302	Average Credit Quality	A+
Number of Holdings	2,027	Average Effective Duration	5.76 years
Net Advisory Fee Paid	$98,032,250	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	32%	SEC 30-Day Yield	3.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	25.4%
Agency RMBS	15.1%
Non-Agency RMBS	5.2%
Non-Agency CMBS	4.0%
Money Market Funds	2.3%
Asset-Backed Securities	2.2%
Agency CMBS	0.8%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	25.6%
U.S. Agency	16.0%
AAA	12.4%
AA	2.6%
A	14.7%
BBB	26.0%
Below BBB	2.6%
Not Rated	0.1%
[9]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BCOIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Core Plus Bond Fund (BCOIX) posted a net total return of 7.47% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Universal Index, had a total return of 7.58%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10-year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit and underweight high yield (corporate credit and emerging markets)
•	Securitized - Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BCOIX	7.47	0.32	2.87
Bloomberg U.S. Universal Index	7.58	0.06	2.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 43,628,422,302
Holdings Count | $ / shares	2,027
Advisory Fees Paid, Amount	$ 98,032,250
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,628,422,302	Average Credit Quality	A+
Number of Holdings	2,027	Average Effective Duration	5.76 years
Net Advisory Fee Paid	$98,032,250	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	32%	SEC 30-Day Yield	4.23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	25.4%
Agency RMBS	15.1%
Non-Agency RMBS	5.2%
Non-Agency CMBS	4.0%
Money Market Funds	2.3%
Asset-Backed Securities	2.2%
Agency CMBS	0.8%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	25.6%
U.S. Agency	16.0%
AAA	12.4%
AA	2.6%
A	14.7%
BBB	26.0%
Below BBB	2.6%
Not Rated	0.1%
[10]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BTMSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.

The Investor Class Shares of the Baird Short-Term Municipal Bond Fund (BTMSX) posted a net total return of 4.46% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-5 Year Short Municipal Index, had a total return of 4.11%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Sector - Overweight to housing and underweight to state general obligation bonds
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Detractors from Performance
•	Credit - Underweight to A-rated issues which outperformed all other rating categories

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BTMSX	4.46	1.54	1.87
Bloomberg 1-5 Year Short Municipal Index	4.11	1.36	1.67
Bloomberg Municipal Index	4.25	0.80	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 2,070,514,608
Holdings Count | $ / shares	1,531
Advisory Fees Paid, Amount	$ 4,327,028
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,070,514,608	Average Credit Quality	A+
Number of Holdings	1,531	Average Effective Duration	2.26 years
Net Advisory Fee Paid	$4,327,028	Average Effective Maturity	2.51 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	2.88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	64.0%
General Obligation	26.1%
Pre-Refunded ETM	8.9%
Money Market Funds	1.0%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.6%
AA	54.2%
A	16.4%
BBB	9.6%
Below BBB	0.8%
Not Rated	5.4%
[11]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BTMIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.

The Institutional Class Shares of the Baird Short-Term Municipal Bond Fund (BTMIX) posted a net total return of 4.71% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-5 Year Short Municipal Index, had a total return of 4.11%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Sector - Overweight to housing and underweight to state general obligation bonds
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Detractors from Performance
•	Credit - Underweight to A-rated issues which outperformed all other rating categories

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BTMIX	4.71	1.79	2.14
Bloomberg 1-5 Year Short Municipal Index	4.11	1.36	1.67
Bloomberg Municipal Index	4.25	0.80	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 2,070,514,608
Holdings Count | $ / shares	1,531
Advisory Fees Paid, Amount	$ 4,327,028
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,070,514,608	Average Credit Quality	A+
Number of Holdings	1,531	Average Effective Duration	2.26 years
Net Advisory Fee Paid	$4,327,028	Average Effective Maturity	2.51 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	3.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	64.0%
General Obligation	26.1%
Pre-Refunded ETM	8.9%
Money Market Funds	1.0%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.6%
AA	54.2%
A	16.4%
BBB	9.6%
Below BBB	0.8%
Not Rated	5.4%
[12]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSNSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Strategic Municipal Bond Fund (BSNSX) posted a net total return of 4.83% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-10 Year Municipal Blend Index, had a total return of 5.14%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Curve/Duration - Overweight duration and longer maturities during the late-year rally and curve flattening

Detractors from Performance
•	Sector - Relative exposure in hospitals, water/sewer and transportation
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BSNSX	4.83	2.06	3.13
Bloomberg 1-10 Year Municipal Blend Index	5.14	1.21	1.78
Bloomberg Municipal Index	4.25	0.80	1.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 3,099,399,651
Holdings Count | $ / shares	1,954
Advisory Fees Paid, Amount	$ 5,627,438
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,099,399,651	Average Credit Quality	AA-
Number of Holdings	1,954	Average Effective Duration	4.95 years
Net Advisory Fee Paid	$5,627,438	Average Effective Maturity	4.69 years
Portfolio Turnover Rate	21%	SEC 30-Day Yield	3.17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	73.6%
General Obligation	21.2%
Pre-Refunded ETM	4.1%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.8%
AA	52.4%
A	21.9%
BBB	7.5%
Below BBB	1.1%
Not Rated	3.3%
[13]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSNIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Strategic Municipal Bond Fund (BSNIX) posted a net total return of 5.18% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-10 Year Municipal Blend Index, had a total return of 5.14%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Curve/Duration - Overweight duration and longer maturities during the late-year rally and curve flattening

Detractors from Performance
•	Sector - Relative exposure in hospitals, water/sewer and transportation
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BSNIX	5.18	2.33	3.39
Bloomberg 1-10 Year Municipal Blend Index	5.14	1.21	1.78
Bloomberg Municipal Index	4.25	0.80	1.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 3,099,399,651
Holdings Count | $ / shares	1,954
Advisory Fees Paid, Amount	$ 5,627,438
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,099,399,651	Average Credit Quality	AA-
Number of Holdings	1,954	Average Effective Duration	4.95 years
Net Advisory Fee Paid	$5,627,438	Average Effective Maturity	4.69 years
Portfolio Turnover Rate	21%	SEC 30-Day Yield	3.42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	73.6%
General Obligation	21.2%
Pre-Refunded ETM	4.1%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.8%
AA	52.4%
A	21.9%
BBB	7.5%
Below BBB	1.1%
Not Rated	3.3%
[14]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMBSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Quality Intermediate Municipal Bond Fund (BMBSX) posted a net total return of 4.32% in 2025,  and the Fund’s benchmark, the  Bloomberg Quality Intermediate Municipal Index, had a total return of 5.27%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues

Detractors from Performance
•	Credit - Overweight to higher-quality issues
•	Security Selection - Exposure to lower-coupon housing issues
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BMBSX	4.32	0.67	1.59
Bloomberg Quality Intermediate Municipal Index	5.27	1.07	2.07
Bloomberg Municipal Index	4.25	0.80	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,097,949,308
Holdings Count | $ / shares	682
Advisory Fees Paid, Amount	$ 2,652,531
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,097,949,308	Average Credit Quality	AA+
Number of Holdings	682	Average Effective Duration	4.45 years
Net Advisory Fee Paid	$2,652,531	Average Effective Maturity	4.45 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	2.81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Pre-Refunded ETM	40.1%
Revenue	35.8%
General Obligation	22.6%
U.S. Treasury Securities	1.4%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.4%
U.S. Agency	0.0%
AAA	19.7%
AA	78.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.2%
[15]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMBIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Quality Intermediate Municipal Bond Fund (BMBIX) posted a net total return of 4.71% in 2025,  and the Fund’s benchmark, the  Bloomberg Quality Intermediate Municipal Index, had a total return of 5.27%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues

Detractors from Performance
•	Credit - Overweight to higher-quality issues
•	Security Selection - Exposure to lower-coupon housing issues
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BMBIX	4.71	0.95	1.85
Bloomberg Quality Intermediate Municipal Index	5.27	1.07	2.07
Bloomberg Municipal Index	4.25	0.80	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,097,949,308
Holdings Count | $ / shares	682
Advisory Fees Paid, Amount	$ 2,652,531
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,097,949,308	Average Credit Quality	AA+
Number of Holdings	682	Average Effective Duration	4.45 years
Net Advisory Fee Paid	$2,652,531	Average Effective Maturity	4.45 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	3.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Pre-Refunded ETM	40.1%
Revenue	35.8%
General Obligation	22.6%
U.S. Treasury Securities	1.4%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.4%
U.S. Agency	0.0%
AAA	19.7%
AA	78.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.2%
[16]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMNSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Core Intermediate Municipal Bond Fund (BMNSX) posted a net total return of 4.63% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-15 Year Municipal Index, had a total return of 5.18%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Security Selection - Market volatility created actionable municipal price dislocations

Detractors from Performance
•	Curve - Overweight to maturities outside benchmark range as the curve steepened
•	Credit - Underweight to A-rated securities which outperformed all other rating categories
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BMNSX	4.63	1.35	2.49
Bloomberg 1-15 Year Municipal Index	5.18	1.16	2.27
Bloomberg Municipal Index	4.25	0.80	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 5,672,389,237
Holdings Count | $ / shares	3,573
Advisory Fees Paid, Amount	$ 11,773,912
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,672,389,237	Average Credit Quality	AA-
Number of Holdings	3,573	Average Effective Duration	4.89 years
Net Advisory Fee Paid	$11,773,912	Average Effective Maturity	4.74 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	3.16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	66.2%
General Obligation	27.1%
Pre-Refunded ETM	5.3%
U.S. Treasury Securities	1.3%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.3%
U.S. Agency	0.0%
AAA	11.0%
AA	60.0%
A	17.4%
BBB	7.2%
Below BBB	0.6%
Not Rated	2.5%
[17]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMNIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Core Intermediate Municipal Bond Fund (BMNIX) posted a net total return of 4.88% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-15 Year Municipal Index, had a total return of 5.18%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Security Selection - Market volatility created actionable municipal price dislocations

Detractors from Performance
•	Curve - Overweight to maturities outside benchmark range as the curve steepened
•	Credit - Underweight to A-rated securities which outperformed all other rating categories
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BMNIX	4.88	1.59	2.74
Bloomberg 1-15 Year Municipal Index	5.18	1.16	2.27
Bloomberg Municipal Index	4.25	0.80	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 5,672,389,237
Holdings Count | $ / shares	3,573
Advisory Fees Paid, Amount	$ 11,773,912
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,672,389,237	Average Credit Quality	AA-
Number of Holdings	3,573	Average Effective Duration	4.89 years
Net Advisory Fee Paid	$11,773,912	Average Effective Maturity	4.74 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	3.41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	66.2%
General Obligation	27.1%
Pre-Refunded ETM	5.3%
U.S. Treasury Securities	1.3%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.3%
U.S. Agency	0.0%
AAA	11.0%
AA	60.0%
A	17.4%
BBB	7.2%
Below BBB	0.6%
Not Rated	2.5%
[18]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMQSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Municipal Bond Fund (BMQSX) posted a net total return of 4.72% in 2025, and the Fund’s benchmark, the Bloomberg Municipal Index, had a total return of 4.25%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing

Detractors from Performance
•	Curve - Overweight to longer-duration issues as the curve steepened
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BMQSX	4.72	1.75	3.15
Bloomberg Municipal Index	4.25	0.80	1.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 715,102,019
Holdings Count | $ / shares	809
Advisory Fees Paid, Amount	$ 1,222,086
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$715,102,019	Average Credit Quality	AA-
Number of Holdings	809	Average Effective Duration	6.76 years
Net Advisory Fee Paid	$1,222,086	Average Effective Maturity	6.77 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	3.47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	71.4%
General Obligation	25.3%
Pre-Refunded ETM	2.2%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	11.3%
AA	58.2%
A	18.4%
BBB	7.1%
Below BBB	1.2%
Not Rated	3.8%
[19]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMQIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Municipal Bond Fund (BMQIX) posted a net total return of 4.96% in 2025, and the Fund’s benchmark,  the Bloomberg Municipal Index, had a total return of 4.25%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing

Detractors from Performance
•	Curve - Overweight to longer-duration issues as the curve steepened
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BMQIX	4.96	1.98	3.40
Bloomberg Municipal Index	4.25	0.80	1.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 715,102,019
Holdings Count | $ / shares	809
Advisory Fees Paid, Amount	$ 1,222,086
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$715,102,019	Average Credit Quality	AA-
Number of Holdings	809	Average Effective Duration	6.76 years
Net Advisory Fee Paid	$1,222,086	Average Effective Maturity	6.77 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	3.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	71.4%
General Obligation	25.3%
Pre-Refunded ETM	2.2%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	11.3%
AA	58.2%
A	18.4%
BBB	7.1%
Below BBB	1.2%
Not Rated	3.8%
[20]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BMDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMDSX	$102	1.07%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Investor Class Shares of the Baird Mid Cap Growth Fund delivered a net return of -9.53%, trailing the gain of 8.66% for the Russell Midcap® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in technology. The Fund’s mix of technology holdings, which weighed more toward services and software versus hardware, generated weaker returns than the benchmark. In addition, the Fund did not own several of the benchmark’s largest technology constituents, which delivered significant gains during the period. Industrials holdings also weighed on results, particularly positions with exposure to housing-related spending, an area that continued to face pressure from higher mortgage rates. Consumer-related holdings struggled as spending remained uneven across categories. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sectors: Basic Materials, Energy
•	Positions: BWX Technologies, Inc., West Pharmaceutical Services, Inc., Casey’s General Stores, Inc.

Detractors from Performance
•	Sectors: Technology, Industrials, Consumer Discretionary
•	Positions: Globant SA, BellRing Brands, Inc., Lamb Weston Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BMDSX	-9.53	-1.11	8.47
Russell Midcap® Growth Index	8.66	6.65	12.49
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 909,784,322
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 10,616,661
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$909,784,322	Net Advisory Fee Paid	$10,616,661
Number of Holdings	49	Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Monolithic Power Systems, Inc.	3.1%
First American Government Obligations Fund - Class U	3.1%
Penumbra, Inc.	3.1%
West Pharmaceutical Services, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Twilio, Inc. - Class A	2.6%
Casey’s General Stores, Inc.	2.6%
MSCI, Inc.	2.5%
Curtiss-Wright Corp.	2.5%
Rollins, Inc.	2.4%

Sector Breakdown*
Industrials	28.7%
Health Care	18.9%
Information Technology	17.1%
Consumer Discretionary	14.0%
Consumer Staples	6.7%
Financials	5.9%
Communication Services	3.9%
Energy	1.7%
Money Market Funds	3.1%
[21]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMDIX	$78	0.82%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Institutional Class Shares of the Baird Mid Cap Growth Fund delivered a net return of -9.36%, trailing the gain of 8.66% for the Russell Midcap® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in technology. The Fund’s mix of technology holdings, which weighed more toward services and software versus hardware, generated weaker returns than the benchmark. In addition, the Fund did not own several of the benchmark’s largest technology constituents, which delivered significant gains during the period. Industrials holdings also weighed on results, particularly positions with exposure to housing-related spending, an area that continued to face pressure from higher mortgage rates. Consumer-related holdings struggled as spending remained uneven across categories. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sectors: Basic Materials, Energy
•	Positions: BWX Technologies, Inc., West Pharmaceutical Services, Inc., Casey’s General Stores, Inc.

Detractors from Performance
•	Sectors: Technology, Industrials, Consumer Discretionary
•	Positions: Globant SA, BellRing Brands, Inc., Lamb Weston Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BMDIX	-9.36	-0.88	8.75
Russell Midcap® Growth Index	8.66	6.65	12.49
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 909,784,322
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 10,616,661
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$909,784,322	Net Advisory Fee Paid	$10,616,661
Number of Holdings	49	Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Monolithic Power Systems, Inc.	3.1%
First American Government Obligations Fund - Class U	3.1%
Penumbra, Inc.	3.1%
West Pharmaceutical Services, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Twilio, Inc. - Class A	2.6%
Casey’s General Stores, Inc.	2.6%
MSCI, Inc.	2.5%
Curtiss-Wright Corp.	2.5%
Rollins, Inc.	2.4%

Sector Breakdown*
Industrials	28.7%
Health Care	18.9%
Information Technology	17.1%
Consumer Discretionary	14.0%
Consumer Staples	6.7%
Financials	5.9%
Communication Services	3.9%
Energy	1.7%
Money Market Funds	3.1%
[22]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSGSX	$105	1.10%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Investor Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of -8.97%, trailing the gain of 10.31% for the Russell 2500® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in Industrials. The Fund’s mix of holdings were weighted more toward traditional, profitable compounding businesses and lacked exposure to businesses benefiting from AI datacenter construction, or increased spending on aerospace and defense. Technology holdings also detracted from the Fund’s performance, particularly the Fund’s positions in Software, which was under pressure due to competitive fears tied to AI. While the Fund’s semiconductor holdings appreciated in excess of benchmark returns, it did not own enough of them relative to Software which negatively affected relative performance. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sector: Consumer Staples
•	Positions: Exact Sciences Corp., BWX Technologies Inc., Intra-Cellular Therapies, Inc., Vita Coco Co., Inc., UL Solutions, Inc.

Detractors from Performance
•	Sectors: Industrials, Technology, Financials, Consumer Discretionary, Health Care
•	Positions: Vertex, Inc. - Class A, Shift4 Payments, Inc. - Class A, Inspire Medical Systems, Inc., Monday.com Ltd., Watsco, Inc., Globant SA, elf Beauty, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (10/31/2018)
Investor Class Shares | BSGSX	-8.97	-1.44	7.10
Russell 2500® Growth Index	10.31	2.98	9.85
Russell 3000® Index	17.15	13.15	14.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 99,162,704
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 1,001,554
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$99,162,704	Net Advisory Fee Paid	$1,001,554
Number of Holdings	59	Portfolio Turnover Rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Exact Sciences Corp.	3.3%
Penumbra, Inc.	3.2%
Neurocrine Biosciences, Inc.	3.0%
Vita Coco Co., Inc.	2.9%
Curtiss-Wright Corp.	2.6%
Dutch Bros, Inc. - Class A	2.5%
First American Government Obligations Fund - Class U	2.4%
Churchill Downs, Inc.	2.3%
Tarsus Pharmaceuticals, Inc.	2.1%
Boot Barn Holdings, Inc.	2.1%

Sector Breakdown*
Health Care	28.2%
Information Technology	17.3%
Industrials	17.2%
Consumer Discretionary	13.8%
Financials	10.1%
Consumer Staples	7.4%
Energy	2.4%
Real Estate	1.2%
Money Market Funds	2.4%
[23]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSGIX	$81	0.85%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Institutional Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of -8.75%, trailing the gain of 10.31% for the Russell 2500® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in Industrials. The Fund’s mix of holdings were weighted more toward traditional, profitable compounding businesses and lacked exposure to businesses benefiting from AI datacenter construction, or increased spending on aerospace and defense. Technology holdings also detracted from the Fund’s performance, particularly the Fund’s positions in Software, which was under pressure due to competitive fears tied to AI. While the Fund’s semiconductor holdings appreciated in excess of benchmark returns, it did not own enough of them relative to Software which negatively affected relative performance. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sector: Consumer Staples
•	Positions: Exact Sciences Corp., BWX Technologies Inc., Intra-Cellular Therapies, Inc., Vita Coco Co., Inc., UL Solutions, Inc.

Detractors from Performance
•	Sectors: Industrials, Technology, Financials, Consumer Discretionary, Health Care
•	Positions: Vertex, Inc. - Class A, Shift4 Payments, Inc. - Class A, Inspire Medical Systems, Inc., Monday.com Ltd., Watsco, Inc., Globant SA, elf Beauty, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (10/31/2018)
Institutional Class Shares | BSGIX	-8.75	-1.19	7.41
Russell 2500® Growth Index	10.31	2.98	9.85
Russell 3000® Index	17.15	13.15	14.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 99,162,704
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 1,001,554
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$99,162,704	Net Advisory Fee Paid	$1,001,554
Number of Holdings	59	Portfolio Turnover Rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Exact Sciences Corp.	3.3%
Penumbra, Inc.	3.2%
Neurocrine Biosciences, Inc.	3.0%
Vita Coco Co., Inc.	2.9%
Curtiss-Wright Corp.	2.6%
Dutch Bros, Inc. - Class A	2.5%
First American Government Obligations Fund - Class U	2.4%
Churchill Downs, Inc.	2.3%
Tarsus Pharmaceuticals, Inc.	2.1%
Boot Barn Holdings, Inc.	2.1%

Sector Breakdown*
Health Care	28.2%
Information Technology	17.3%
Industrials	17.2%
Consumer Discretionary	13.8%
Financials	10.1%
Consumer Staples	7.4%
Energy	2.4%
Real Estate	1.2%
Money Market Funds	2.4%
[24]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	BSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSVSX	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Equity Opportunity Fund Investor Class Shares delivered a net return of 2.69%, trailing the Russell 2000® Index, the Fund’s benchmark, which posted a 12.81% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Market conditions in 2025 were marked by heightened macroeconomic and geopolitical uncertainty, including trade policy developments, monetary policy concerns, and global conflicts. Despite this backdrop, equity markets advanced broadly, with both growth and value stocks posting gains. Large cap stocks again outpaced small cap stocks, continuing a long-standing trend.  Within small caps, the consumer-oriented sectors were the only areas that posted negative returns, while all other sectors delivered positive performance.
The Fund’s results reflected a combination of positive stock selection in certain individual positions and weakness in others. The Fund remained positioned across both growth and value stocks. While short-term market dynamics and changing market structure created headwinds in 2025, the Fund continued to focus on companies where fundamentals improved even as valuations compressed, particularly within the small-cap universe.

Contributors to Performance
•	Sectors: Consumer Staples, Telecommunications, Real Estate
•	Positions: Sportradar Group AG – Class A, Globalstar, Inc., Astera Labs, Inc.

Detractors from Performance
•	Sectors: Healthcare, Industrials, Consumer Discretionary
•	Positions: BILL Holdings, Inc., Mister Car Wash, Inc., NCR Voyix Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BSVSX	2.69	8.69	7.55
Russell 2000® Index	12.81	6.09	9.62
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 75,551,702
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 663,515
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$75,551,702	Net Advisory Fee Paid	$663,515
Number of Holdings	52	Portfolio Turnover Rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
NCR Voyix Corp.	7.2%
BILL Holdings, Inc.	6.2%
Sportradar Group AG - Class A	5.8%
Globalstar, Inc.	5.1%
Norwegian Cruise Line Holdings Ltd.	4.5%
Cadre Holdings, Inc.	4.3%
ZoomInfo Technologies, Inc.	4.1%
Mister Car Wash, Inc.	4.0%
RBC Bearings, Inc.	4.0%
NeoGenomics, Inc.	3.8%

Sector Breakdown*
Information Technology	26.2%
Consumer Discretionary	18.2%
Industrials	16.9%
Health Care	15.6%
Communication Services	13.1%
Financials	6.0%
Energy	2.3%
Materials	0.8%
Consumer Staples	0.4%
Money Market Funds	0.5%
[25]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	BSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSVIX	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Equity Opportunity Fund Institutional Class Shares delivered a net return of 2.79%, trailing the Russell 2000® Index, the Fund’s benchmark, which posted a 12.81% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Market conditions in 2025 were marked by heightened macroeconomic and geopolitical uncertainty, including trade policy developments, monetary policy concerns, and global conflicts. Despite this backdrop, equity markets advanced broadly, with both growth and value stocks posting gains. Large cap stocks again outpaced small cap stocks, continuing a long-standing trend.  Within small caps, the consumer-oriented sectors were the only areas that posted negative returns, while all other sectors delivered positive performance.
The Fund’s results reflected a combination of positive stock selection in certain individual positions and weakness in others. The Fund remained positioned across both growth and value stocks. While short-term market dynamics and changing market structure created headwinds in 2025, the Fund continued to focus on companies where fundamentals improved even as valuations compressed, particularly within the small-cap universe.

Contributors to Performance
•	Sectors: Consumer Staples, Telecommunications, Real Estate
•	Positions: Sportradar Group AG – Class A, Globalstar, Inc., Astera Labs, Inc.

Detractors from Performance
•	Sectors: Healthcare, Industrials, Consumer Discretionary
•	Positions: BILL Holdings, Inc., Mister Car Wash, Inc., NCR Voyix Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BSVIX	2.79	8.89	7.79
Russell 2000® Index	12.81	6.09	9.62
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 75,551,702
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 663,515
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$75,551,702	Net Advisory Fee Paid	$663,515
Number of Holdings	52	Portfolio Turnover Rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
NCR Voyix Corp.	7.2%
BILL Holdings, Inc.	6.2%
Sportradar Group AG - Class A	5.8%
Globalstar, Inc.	5.1%
Norwegian Cruise Line Holdings Ltd.	4.5%
Cadre Holdings, Inc.	4.3%
ZoomInfo Technologies, Inc.	4.1%
Mister Car Wash, Inc.	4.0%
RBC Bearings, Inc.	4.0%
NeoGenomics, Inc.	3.8%

Sector Breakdown*
Information Technology	26.2%
Consumer Discretionary	18.2%
Industrials	16.9%
Health Care	15.6%
Communication Services	13.1%
Financials	6.0%
Energy	2.3%
Materials	0.8%
Consumer Staples	0.4%
Money Market Funds	0.5%
[26]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCWSX	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua International Growth Fund Investor Class Shares returned 19.17%, compared with the MSCI ACWI ex USA Index return of 32.39%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered positive returns, but underperformed its benchmark for the year as several themes that had contributed positively earlier in the year reversed sharply. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, stock selection, specifically in information technology and financials, and, regionally, North America, detracted most from performance. Holdings in consumer discretionary contributed most to the Fund’s relative performance during the full period.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Lack of exposure to Africa & Middle East
•	Positions: BeOne Medicines Ltd., Alibaba Group Holding Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in information technology and holdings and relative underweight in financials
•	Regions: Holdings in North America (Canada) and Asia and the Pacific Basin (India and Japan)
•	Positions: Tata Consultancy Services Ltd., Novo Nordisk AS, Constellation Software, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCWSX	19.17	5.39	9.73
MSCI ACWI ex USA Index	32.39	7.91	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,555,811,582
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 9,758,082
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,555,811,582	Net Advisory Fee Paid	$9,758,082
Number of Holdings	33	Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	15.1%
Japan	13.7%
China	11.8%
Canada	10.6%
Denmark	9.1%
Singapore	7.2%
Netherlands	7.2%
India	6.8%
Taiwan, Province Of China	5.1%
Other Countries	13.4%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Safran SA	4.2%
DBS Group Holdings Ltd.	4.2%
Waste Connections, Inc.	4.1%
Suzuki Motor Corp.	4.0%
Prosus NV	3.9%
Adyen NV	3.7%
Genmab AS	3.6%
HDFC Bank Ltd.	3.6%
Recruit Holdings Co. Ltd.	3.5%

Sector Breakdown*
Information Technology	23.7%
Industrials	20.8%
Consumer Discretionary	16.2%
Health Care	15.6%
Financials	15.1%
Utilities	3.1%
Real Estate	2.6%
Money Market Funds	2.9%
[27]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCWIX	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua International Growth Fund Institutional Class Shares returned 19.47%, compared with the MSCI ACWI ex USA Index return of 32.39%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered positive returns, but underperformed its benchmark for the year as several themes that had contributed positively earlier in the year reversed sharply. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, stock selection, specifically in information technology and financials, and, regionally, North America, detracted most from performance. Holdings in consumer discretionary contributed most to the Fund’s relative performance during the full period.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Lack of exposure to Africa & Middle East
•	Positions: BeOne Medicines Ltd., Alibaba Group Holding Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in information technology and holdings and relative underweight in financials
•	Regions: Holdings in North America (Canada) and Asia and the Pacific Basin (India and Japan)
•	Positions: Tata Consultancy Services Ltd., Novo Nordisk AS, Constellation Software, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCWIX	19.47	5.65	10.00
MSCI ACWI ex USA Index	32.39	7.91	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,555,811,582
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 9,758,082
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,555,811,582	Net Advisory Fee Paid	$9,758,082
Number of Holdings	33	Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	15.1%
Japan	13.7%
China	11.8%
Canada	10.6%
Denmark	9.1%
Singapore	7.2%
Netherlands	7.2%
India	6.8%
Taiwan, Province Of China	5.1%
Other Countries	13.4%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Safran SA	4.2%
DBS Group Holdings Ltd.	4.2%
Waste Connections, Inc.	4.1%
Suzuki Motor Corp.	4.0%
Prosus NV	3.9%
Adyen NV	3.7%
Genmab AS	3.6%
HDFC Bank Ltd.	3.6%
Recruit Holdings Co. Ltd.	3.5%

Sector Breakdown*
Information Technology	23.7%
Industrials	20.8%
Consumer Discretionary	16.2%
Health Care	15.6%
Financials	15.1%
Utilities	3.1%
Real Estate	2.6%
Money Market Funds	2.9%
[28]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCGSX	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua Global Growth Fund Investor Class Shares returned 22.12%, compared with the MSCI ACWI Index return of 22.34%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered strong positive returns during the year, performing in line with its benchmark. Performance reflected a mix of offsetting factors as market leadership shifted over the course of the year. Several themes that had contributed positively earlier in the year moderated, while other areas of the portfolio contributed to relative stability. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, the Fund’s performance was primarily driven by stock selection in the consumer discretionary sector and North America, while holdings in financials and Asia and the Pacific Basin detracted most from relative returns.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Holdings in North America (United States)
•	Positions: Micron Technology, Inc., BeOne Medicines Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in financials
•	Regions: Holdings in Asia and the Pacific Basin (particularly India, Australia, and Japan)
•	Positions: Constellation Software, Inc., Novo Nordisk AS, Atlassian Corp. - Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCGSX	22.12	8.10	12.40
MSCI ACWI Index	22.34	11.19	11.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 452,710,853
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,901,213
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$452,710,853	Net Advisory Fee Paid	$2,901,213
Number of Holdings	43	Portfolio Turnover Rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	41.7%
Japan	9.0%
Canada	8.0%
China	8.0%
Denmark	6.3%
Netherlands	5.5%
Singapore	4.9%
India	4.5%
France	3.2%
Other Countries	8.9%

Top 10 Holdings
Micron Technology, Inc.	4.8%
Alphabet, Inc. - Class A	4.4%
Mastercard, Inc. - Class A	3.5%
Amazon.com, Inc.	3.3%
Waste Connections, Inc.	3.3%
Safran SA	3.2%
Incyte Corp.	3.0%
Charles Schwab Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
ASML Holding NV	2.8%

Sector Breakdown*
Information Technology	23.1%
Consumer Discretionary	17.4%
Financials	17.2%
Health Care	16.7%
Industrials	15.1%
Communication Services	4.4%
Utilities	2.1%
Real Estate	1.8%
Money Market Funds	2.2%
[29]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCGIX	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua Global Growth Fund Institutional Class Shares returned 22.40%, compared with the MSCI ACWI Index return of 22.34%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered strong positive returns during the year, performing in line with its benchmark. Performance reflected a mix of offsetting factors as market leadership shifted over the course of the year. Several themes that had contributed positively earlier in the year moderated, while other areas of the portfolio contributed to relative stability. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, the Fund’s performance was primarily driven by stock selection in the consumer discretionary sector and North America, while holdings in financials and Asia and the Pacific Basin detracted most from relative returns.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Holdings in North America (United States)
•	Positions: Micron Technology, Inc., BeOne Medicines Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in financials
•	Regions: Holdings in Asia and the Pacific Basin (particularly India, Australia, and Japan)
•	Positions: Constellation Software, Inc., Novo Nordisk AS, Atlassian Corp. - Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCGIX	22.40	8.37	12.66
MSCI ACWI Index	22.34	11.19	11.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 452,710,853
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,901,213
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$452,710,853	Net Advisory Fee Paid	$2,901,213
Number of Holdings	43	Portfolio Turnover Rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	41.7%
Japan	9.0%
Canada	8.0%
China	8.0%
Denmark	6.3%
Netherlands	5.5%
Singapore	4.9%
India	4.5%
France	3.2%
Other Countries	8.9%

Top 10 Holdings
Micron Technology, Inc.	4.8%
Alphabet, Inc. - Class A	4.4%
Mastercard, Inc. - Class A	3.5%
Amazon.com, Inc.	3.3%
Waste Connections, Inc.	3.3%
Safran SA	3.2%
Incyte Corp.	3.0%
Charles Schwab Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
ASML Holding NV	2.8%

Sector Breakdown*
Information Technology	23.1%
Consumer Discretionary	17.4%
Financials	17.2%
Health Care	16.7%
Industrials	15.1%
Communication Services	4.4%
Utilities	2.1%
Real Estate	1.8%
Money Market Funds	2.2%
[30]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments

[1]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[2]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[3]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[4]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[5]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[6]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[7]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[8]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[9]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[10]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[11]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[12]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[13]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[14]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[15]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[16]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[17]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[18]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[19]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[20]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[21]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[23]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[24]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[25]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[26]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[27]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[28]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[29]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[30]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.